Unconsolidated Joint Ventures	3 Months Ended
Mar. 31, 2011
Unconsolidated Joint Ventures
Unconsolidated Joint Ventures

(3)           Unconsolidated Joint Ventures

Unconsolidated joint ventures are those where the Company does not have a controlling financial interest in the joint venture or is not the primary beneficiary of a variable interest entity.  The Company accounts for its interest in these ventures using the equity method of accounting.  The Company’s profit/loss allocation percentage and related investment in each joint venture is summarized in the following table.

Joint Venture Entity	Company’s Profit/Loss Allocation Percentage at March 31, 2011	Investment in and advances to unconsolidated joint ventures at March 31, 2011	Investment in and advances to unconsolidated joint ventures at December 31, 2010

IN Retail Fund LLC (a)	50%	$26,903	27,275
NARE/Inland North Aurora I, II & III (b)	45%	12,843	13,139
Oak Property and Casualty	25%	1,224	1,475
TMK/Inland Aurora Venture LLC (b)	40%	2,480	2,531
PTI Ft Wayne, LLC, PTI Boise LLC, PTI Westfield, LLC (c) (d)	85%	11,181	17,764
INP Retail LP (e)	55%	40,241	33,464
IRC/IREX Venture II LLC (f)	(g)	4,514	7,968

Investment in and advances to unconsolidated joint ventures		$99,386	103,616

(a)         Joint venture with New York State Teachers Retirement System (“NYSTRS”)

(b)         The profit/loss allocation percentage is allocated after the calculation of the Company’s preferred return.

(c)          Joint venture with Pine Tree Institutional Realty, LLC (“Pine Tree”)

(d)         The Company took control of PTI Ft Wayne, LLC in 2011, and the property is now consolidated.  There is no investment reflected in the current period.

(e)          Joint venture with PGGM Private Real Estate Fund (“PGGM”)

(f)           Joint venture with Inland Private Capital Corporation (“IPCC”)

(g)          The Company’s profit/loss allocation percentage varies based on the amount of interest it hold in the properties that are in the selling process.

Effective June 7, 2010, the Company formed a joint venture with PGGM, a leading Dutch pension fund administrator and asset manager.  In conjunction with the formation, the joint venture established two separate REIT entities to hold title to the properties included in the joint venture.  This joint venture may acquire up to $270,000 of grocery-anchored and community retail centers located in Midwestern U.S. markets.  During the year ended December 31, 2010, PGGM contributed $20,000 of equity and the Company contributed four retail centers with an approximate gross value of $45,000 to the joint venture.  The equity contributed by PGGM is held in the joint venture and used as the Company’s equity contribution towards future acquisitions.  Additionally, the joint venture acquired two retail centers during the year ended December 31, 2010 with an approximate gross value of $41,000.  The joint venture agreement contemplates that the Company, subject to the conditions described in the governing joint venture documents being satisfied, the Company will contribute additional assets from its consolidated portfolio and PGGM will contribute additional equity to the venture as new acquisitions are identified.  During the three months ended March 31, 2011, the joint venture purchased Joffco Square.  In conjunction with this purchase, PGGM contributed approximately $4,800 to the joint venture, and the Company used approximately $5,800 of the proceeds from the Company’s initial contributions to the venture.  Additionally, during the three months ended March 31, 2011, the Company contributed an additional two retail centers with an approximate gross value of $18,000.  Under the terms of the agreement, PGGM’s potential equity contribution to the venture may total up to $130,000.  As of March 31, 2011, PGGM’s remaining commitment is approximately $90,000.  The joint venture expects to acquire additional assets using leverage consistent with the Company’s existing business plan during the next two years.  PGGM owns a forty-five percent equity ownership interest and the Company owns a fifty-five percent interest in the venture.  The Company is the managing partner of the venture and earns fees for asset management, property management, leasing and other services provided to the venture.

During the three months ended March 31, 2011, the Company took control of Orchard Crossing, a property previously held through its joint venture with Pine Tree.  Prior to the change in control, the Company accounted for its investment in this property as an unconsolidated entity.

In February 2011, the Company took control of Orchard Crossing, a property previously held through its joint venture with Pine Tree.  Prior to the change in control, the Company accounted for its investment in this property as an unconsolidated entity.

The Company’s control of Orchard Crossing was accounted for as a business combination, which required the Company to record the assets and liabilities of Orchard Crossing at fair value, which was derived from an external appraisal (Level 3 inputs).  The consolidationresulted in a total loss recorded for this transaction of $1,400 during the three months ended March 31, 2011 and is reflected as loss from change in control of investment properties on the accompanying consolidated statements of operations and comprehensive income.  The Company estimated fair value of the debt by discounting the future cash flows of the instrument at a rate currently offered for similar debt instruments.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Investment properties	$18,801
Acquired lease intangibles, net	2,526
Other assets	299
Total assets acquired	21,626

Mortgages payable	14,800
Acquired below market lease intangibles, net	1,527
Other liabilities	294

Net assets acquired	$5,005

The following table summarizes the investment in Orchard Crossing.

Investments in and advances to unconsolidated joint ventures at December 31, 2010	$6,597
Investments in and advances to unconsolidated joint ventures 2011 activity	(217)
Loss from change in control of investment properties	(1,400)
Closing credits	25
Net assets acquired at February 1, 2011	$5,005

Inland Exchange Venture Corporation (“IEVC”), a taxable REIT subsidiary (“TRS”) previously formed by the Company, entered into a limited liability company agreement with IPCC, a wholly-owned subsidiary of The Inland Group, Inc. (“TIGI”).  The resulting joint venture was formed to facilitate IEVC’s participation in tax-deferred exchange transactions pursuant to Section 1031 of the Internal Revenue Code using properties made available to the joint venture by IEVC.  The Company executed a joinder to the joint venture agreement, agreeing to perform certain expense reimbursement and indemnification obligations thereunder.  IEVC coordinates the joint venture’s acquisition, property management and leasing functions, and earns fees for services provided to the joint venture, including management and leasing fees, as well as acquisition fees, which are split equally between IEVC and IPCC.  The Company will continue to earn property management and leasing fees on all properties acquired for this venture, including after all interests have been sold to the investors.

During the three months ended March 31, 2011, the joint venture with IPCC acquired one investment property.  During the three months ended March 31, 2011 and 2010, the Company earned acquisition and management fees from this venture which are included in fee income from unconsolidated joint ventures on the accompanying consolidated statements of operations and other comprehensive income.  The Company previously agreed to temporarily reduce the management fees that may be charged on the Bank of America properties, with the intention that the fees would be reinstated gradually over the next two to three years.  These properties are completely sold and the Company continues to receive the reduced fee, until the fees are completely reinstated beginning in January 2013.  Additionally, in conjunction with the sales, the Company recorded gains of approximately $313 and $474 for the three months ended March 31, 2011 and 2010, respectively, which are included in gain on sale of joint venture interests on the accompanying consolidated statements of operations and other comprehensive income.

The Company’s proportionate share of the earnings or losses related to these ventures is reflected as equity in earnings (loss) of unconsolidated joint ventures on the accompanying consolidated statements of operations and other comprehensive income.  Additionally, the Company earns fees for providing property management, leasing and acquisition activities to these ventures.  The Company recognizes fee income equal to the Company’s joint venture partner’s share of the expense or commission in the accompanying consolidated statements of operations and other comprehensive income.  During the three months ended March 31, 2011 and 2010, the Company earned $1,163 and $632, respectively, in fee income from its unconsolidated joint ventures.  This fee income fluctuated due in most part to acquisition fees related to sales on properties sold through the Company’s joint venture with IPCC.  Acquisition fees are earned on the IPCC joint venture properties as the interests are sold to the investors.  These fees are reflected on the accompanying consolidated statements of operations and other comprehensive income as fee income from unconsolidated joint ventures.

The operations of properties contributed to the joint ventures by the Company are not recorded as discontinued operations because of the Company’s continuing involvement with these shopping centers.  Differences between the Company’s investment in the joint ventures and the amount of the underlying equity in net assets of the joint ventures are due to basis differences resulting from the Company’s equity investment recorded at its historical basis versus the fair value of certain of the Company’s contributions to the joint venture.  Such differences are amortized over depreciable lives of the joint venture’s property assets.  During the three months ended March 31, 2011 and 2010, the Company recorded $466 and $366, respectively, of amortization of this basis difference.

The unconsolidated joint ventures had total outstanding debt in the amount of $303,789 (total debt, not the Company’s pro rata share) at March 31, 2011 that matures as follows:

Joint Venture Entity	2011 (a)	2012	2013	2014	2015	Thereafter	Total

IN Retail Fund LLC	$55,277	47,300	33,675	11,795	22,000	-	170,047
NARE/Inland North Aurora I (b)	17,469	-	-	-	-	-	17,469
NARE/Inland North Aurora II	3,549	-	-	-	-	-	3,549
NARE/Inland North Aurora III	13,819	-	-	-	-	-	13,819
PDG/Tuscany Village Venture (c)	9,052	-	-	-	-	-	9,052
PTI Boise LLC (d)	-	2,700	-	-	-	-	2,700
PTI Westfield LLC (e)	7,350	-	-	-	-	-	7,350
TDC Inland Lakemoor LLC (f)	-	22,105	-	-	-	-	22,105
INP Retail LP	-	-	-	-	5,800	32,590	38,390
IRC/IREX Venture II LLC	-	-	-	-	-	19,308	19,308

Total unconsolidated joint venture debt	$106,516	72,105	33,675	11,795	27,800	51,898	303,789

(a)         The joint ventures will soon be in discussions with various lenders to extend or restructure this joint venture debt although there is no assurance that the Company, or its joint venture partners, will be able to restructure this debt on terms and conditions the Company find acceptable, if at all.

(b)         The Company has guaranteed approximately $1,100 of this outstanding loan.

(c)          This loan matured in September 2009.  The Company is not a party to this loan agreement and therefore has not guaranteed any portion of this loan.  The joint venture is engaged in discussions with the lender to extend this debt.  The lender has not taken any negative actions with regards to this matured loan.

(d)         This loan matures in October 2012.  In September 2009, the Company purchased the mortgage from the lender at a discount and became a lender to the joint venture.

(e)          This loan matures in December 2011.  The Company has guaranteed approximately $1,200 of this outstanding loan.

(f)           This loan matures in October 2012.  The Company has guaranteed approximately $9,000 of this outstanding loan.

The Company has guaranteed approximately $11,300 of unconsolidated joint venture debt as of March 31, 2011. These guarantees are in effect for the entire term of each respective loan as set forth in the loan documents.  The Company would be required to make payments related to these guarantees upon the default of any of the provisions in the loan documents.  The Company is required to estimate the fair value of these guarantees and record a corresponding liability.  The Company has determined that the fair value of such guarantees are immaterial as of March 31, 2011 and have not recorded a liability related to these guarantees on the accompanying consolidated balance sheets.

When circumstances indicate there may have been a loss in value of an equity method investment, the Company evaluates the investment for impairment by estimating its ability to recover its investments from future expected cash flows. If the Company determines the loss in value is other than temporary, the Company will recognize an impairment charge to reflect the investment at fair value.  During the three months ended March 31, 2010, a total impairment loss of $5,550, related to NARE/Inland North Aurora I, was recorded at the joint venture level.   The Company’s pro rata share of this loss, equal to $2,498, is included in equity in loss of unconsolidated joint ventures on the accompanying consolidated statements of operations and other comprehensive income.  Additionally, during the three months ended March 31, 2010, the Company recorded an impairment loss of $5,451 related to PDG/Tuscany Village Venture to reflect the investment at fair value.  This amount is included in provision for asset impairment on the accompanying consolidated statements of operations and other comprehensive income.  No impairment adjustments were required during the three months ended March 31, 2011.

Summarized financial information for the unconsolidated joint ventures is as follows:

Balance Sheet:	March 31, 2011	December 31, 2010

Assets:
Investment in real estate, net	$559,231	506,809
Other assets	66,848	61,243

Total assets	$626,079	568,052

Liabilities:
Mortgage payable	$303,789	281,496
Other liabilities	44,086	44,976

Total liabilities	347,875	326,472

Total equity	278,204	241,580

Total liabilities and equity	$626,079	568,052

Investment in and advances to unconsolidated joint ventures	$99,386	103,616

Statement of Operations:	Three months ended March 31, 2011	Three months ended March 31, 2010

Total revenues	$16,843	18,672
Total expenses (a)	(17,553)	(25,933)

Loss from continuing operations	$(710)	(7,261)

Inland’s pro rata share of loss from continuing operations (b)	$(359)	(2,576)

(a)                                 Total expenses include impairment charges in the amount of $5,550 for the three months ended March 31, 2010.  No impairment charges were required or recorded during the three months ended March 31, 2011.

(b)                                 IRC’s pro rata share includes the amortization of certain basis differences and an elimination of IRC’s pro rata share of the management fee expense.